Interim Condensed Consolidated Statements of Changes in Equity (Unaudited)	Share capital MYR (RM)	Capital reserves MYR (RM)	Fair value reserves MYR (RM)	Translation reserves MYR (RM)	Retained earnings MYR (RM)	Total MYR (RM)	Non- controlling interests MYR (RM)	MYR (RM)	USD ($)
Balance at Dec. 31, 2022	RM 13,127,427	RM 6,532,560			RM 6,255,851	RM 25,915,838	RM (1,641,324)	RM 24,274,514
Profit for the period					21,203,387	21,203,387	(1,149,183)	20,054,204	$ 4,296,194
Foreign exchange reserves			1,272,834			1,272,834		1,272,834
Total comprehensive income for the period			1,272,834		21,203,387	22,476,221	(1,149,183)	21,327,038
Proceed from IPO	16,939,389					16,939,389		16,939,389
Share-swap	7,002,234					7,002,234		7,002,234
Balance at Jun. 30, 2023	37,069,050	6,532,560	1,272,834		27,459,238	72,333,682	(2,790,507)	69,543,175
Balance at Jun. 30, 2024	171,586,028	6,532,560	(5,341,945)	5,488,773	64,505,004	242,770,420	(5,969,143)	236,801,277	50,199,539
Balance at Dec. 31, 2023	44,009,131	6,532,560	1,676,880	2,696,335	42,147,317	97,062,223	(4,092,360)	92,969,863	20,257,961
Profit for the period					27,909,404	27,909,404	(2,495,707)	25,413,697	5,387,454
Fair value gain on financial assets, at fair value through other comprehensive income			(7,018,825)			(7,018,825)		(7,018,825)
Transfer upon disposal of equity instruments					(5,536,577)	(5,536,577)		(5,536,577)
Foreign exchange reserves				2,792,438	(15,140)	2,777,298		2,777,298
Total comprehensive income for the period			(7,018,825)	2,792,438	22,357,687	18,131,300	(2,495,707)	15,635,593
Increase in non-controlling interest							618,924	618,924
Issuance of share capital	127,576,897					127,576,897		127,576,897
Balance at Jun. 30, 2024	RM 171,586,028	RM 6,532,560	RM (5,341,945)	RM 5,488,773	RM 64,505,004	RM 242,770,420	RM (5,969,143)	RM 236,801,277	$ 50,199,539